******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21210
Reporting Period: 07/01/2009 - 06/30/2010
Alpine Income Trust



UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-21210

Alpine Income Trust
(Exact name of registrant as specified in charter)


615 East Michigan Street
3rd Floor
Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577
(Name and address of agent for service)


Registrant's telephone number, including area code:  1-888-785-5578


Date of fiscal year end:  October 31


Date of reporting period: June 30, 2010


====================== Alpine Municipal Money Market Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



===================== Alpine Ultra Short Tax Optimized Inc =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

SIGNATURES



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Alpine Income Trust


By (Signature and Title)*/s/ Samuel A. Lieber
			Samuel A. Lieber, President



Date  August 26, 2010

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